Shareholder Report	6 Months Ended
	Jul. 01, 2025	Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		LOOMIS SAYLES FUNDS I
Entity Central Index Key		0000917469
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2025
C000018122
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Bond Fund
Class Name		Institutional Class
Trading Symbol		LSBDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$33	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 33
Expense Ratio, Percent		0.65%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 4,403,129,784
Holdings Count | Holding		695
Advisory Fees Paid, Amount		$ 10,915,928
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,129,784
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	695
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$10,915,928

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Metals & Mining	3.0%
Independent Energy	3.2%
Sovereigns	3.3%
Life Insurance	3.4%
ABS Home Equity	3.5%
Banking	3.6%
Finance Companies	3.9%
Cable Satellite	4.5%
Technology	5.6%
ABS Other	6.1%
Treasuries	17.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
US Treasury	14.6
Not ratedFootnote Reference^	17.2
CCC	2.4
B	3.8
BB	13.4
BBB	38.0
A	5.6
AA	1.5
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.64% from 0.65%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.64% from 0.65%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018123
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Bond Fund
Class Name		Retail Class
Trading Symbol		LSBRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$46	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.90%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 4,403,129,784
Holdings Count | Holding		695
Advisory Fees Paid, Amount		$ 10,915,928
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,129,784
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	695
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$10,915,928

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Metals & Mining	3.0%
Independent Energy	3.2%
Sovereigns	3.3%
Life Insurance	3.4%
ABS Home Equity	3.5%
Banking	3.6%
Finance Companies	3.9%
Cable Satellite	4.5%
Technology	5.6%
ABS Other	6.1%
Treasuries	17.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
US Treasury	14.6
Not ratedFootnote Reference^	17.2
CCC	2.4
B	3.8
BB	13.4
BBB	38.0
A	5.6
AA	1.5
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.89% from 0.90%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.89% from 0.90%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018124
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Bond Fund
Class Name		Admin Class
Trading Symbol		LBFAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$57	1.13%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.13%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 4,403,129,784
Holdings Count | Holding		695
Advisory Fees Paid, Amount		$ 10,915,928
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,129,784
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	695
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$10,915,928

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Metals & Mining	3.0%
Independent Energy	3.2%
Sovereigns	3.3%
Life Insurance	3.4%
ABS Home Equity	3.5%
Banking	3.6%
Finance Companies	3.9%
Cable Satellite	4.5%
Technology	5.6%
ABS Other	6.1%
Treasuries	17.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
US Treasury	14.6
Not ratedFootnote Reference^	17.2
CCC	2.4
B	3.8
BB	13.4
BBB	38.0
A	5.6
AA	1.5
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.14% from 1.15%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.14% from 1.15%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000125493
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Bond Fund
Class Name		Class N
Trading Symbol		LSBNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 225-5478
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$31	0.60%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.60%
Material Change Date	Jul. 01, 2025
AssetsNet		$ 4,403,129,784
Holdings Count | Holding		695
Advisory Fees Paid, Amount		$ 10,915,928
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,403,129,784
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	695
Portfolio Turnover Rate	47%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$10,915,928

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	38.7%
Short-Term Investments	3.5%
Metals & Mining	3.0%
Independent Energy	3.2%
Sovereigns	3.3%
Life Insurance	3.4%
ABS Home Equity	3.5%
Banking	3.6%
Finance Companies	3.9%
Cable Satellite	4.5%
Technology	5.6%
ABS Other	6.1%
Treasuries	17.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
US Treasury	14.6
Not ratedFootnote Reference^	17.2
CCC	2.4
B	3.8
BB	13.4
BBB	38.0
A	5.6
AA	1.5
AAA	0.6
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.59% from 0.60%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.59% from 0.60%.
Summary of Change Legend [Text Block]

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478  or through your financial intermediary.

Updated Prospectus Phone Number		(800) 225-5478
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018133
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Fixed Income Fund
Class Name		Institutional Class
Trading Symbol		LSIGX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual		Semi-annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$27	0.53%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 27
Expense Ratio, Percent		0.53%
AssetsNet		$ 209,458,205
Holdings Count | Holding		637
Advisory Fees Paid, Amount		$ 380,787
InvestmentCompanyPortfolioTurnover		39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$209,458,205
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	637
Portfolio Turnover Rate	39%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$380,787

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.4%
Short-Term Investments	5.8%
Finance Companies	3.6%
ABS Home Equity	3.7%
Collateralized Loan Obligations	4.1%
Banking	4.4%
ABS Car Loan	4.5%
ABS Other	6.5%
Technology	6.9%
Treasuries	19.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	4.7
US Treasury	16.7
Not ratedFootnote Reference^	17.6
CCC	0.6
B	1.4
BB	7.4
BBB	42.1
A	6.1
AA	1.7
AAA	1.7
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]		Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.